UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Centaur Management Co. LLC
Address: 500 West Putnam Avenue
         Greenwich, CT  06830-6086

13F File Number:  28-13141

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Grace Brescia
Title:     Chief Compliance Officer
Phone:     203-618-3451

Signature, Place, and Date of Signing:

     /s/  Grace Brescia     Greenwich, CT     November 12, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-13141                      Formerly Argent Management Co. LLC

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $24,556 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     NOTE 4.250% 6/0  01741RAD4      964   812000 PRN      SOLE                   812000        0        0
ARCELORMITTAL SA LUXEMBOURG    NOTE 5.000% 5/1  03938LAK0     1834  1275000 PRN      SOLE                  1275000        0        0
CENTRAL EUROPEAN DIST CORP     NOTE 3.000% 3/1  153435AA0      629   755000 PRN      SOLE                   755000        0        0
CEPHALON INC                   NOTE 2.000% 6/0  156708AP4     3017  2275000 PRN      SOLE                  2275000        0        0
D R HORTON INC                 NOTE 2.000% 5/1  23331ABB4     1449  1275000 PRN      SOLE                  1275000        0        0
EXTERRAN HLDGS INC             NOTE 4.250% 6/1  30225XAA1     1948  1565000 PRN      SOLE                  1565000        0        0
GREATBATCH INC                 SDCV 2.250% 6/1  39153LAB2     1811  2035000 PRN      SOLE                  2035000        0        0
HUMAN GENOME SCIENCES INC      NOTE 2.250%10/1  444903AK4      830   600000 PRN      SOLE                   600000        0        0
JETBLUE AIRWAYS CORP           DBCV 6.750%10/1  477143AF8      875   595000 SH       SOLE                   595000        0        0
MAXTOR CORP                    NOTE 2.375% 8/1  577729AE6     1821  1690000 PRN      SOLE                  1690000        0        0
MESA AIR GROUP INC             COM              590479101       70   273859 SH       SOLE                   273859        0        0
MICRON TECHNOLOGY INC          NOTE 1.875% 6/0  595112AH6     1299  1560000 PRN      SOLE                  1560000        0        0
OLD REP INTL CORP              NOTE 8.000% 5/1  680223AF1      857   695000 PRN      SOLE                   695000        0        0
PDL BIOPHARMA INC              COM              69329Y104      333    42300 SH       SOLE                    42300        0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297      220     5000 SH       SOLE                     5000        0        0
PROTEIN DESIGN LABS INC        NOTE 2.000% 2/1  74369LAF0      540   565000 PRN      SOLE                   565000        0        0
QWEST COMMUNICATIONS INTL IN   NOTE 3.500%11/1  749121BY4      429   425000 PRN      SOLE                   425000        0        0
RAMBUS INC DEL                 NOTE 2/0         750917AB2     1153  1130000 PRN      SOLE                  1130000        0        0
SPDR TR                        UNIT SER 1       78462F103       12    27300 SH  PUT  SOLE                    27300        0        0
STONE ENERGY CORP              COM              861642106        4    24900 SH  PUT  SOLE                    24900        0        0
UAL CORP                       NOTE 4.500% 6/3  902549AH7      335   425000 PRN      SOLE                   425000        0        0
UNITED STATES STL CORP NEW     NOTE 4.000% 5/1  912909AE8     3842  2420000 PRN      SOLE                  2420000        0        0
YELLOW ROADWAY CORP            NOTE 5.000% 8/0  985577AA3      255   500000 PRN      SOLE                   500000        0        0
YRC WORLDWIDE INC              COM              984249102       29    50600 SH  PUT  SOLE                    50600        0        0